Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The Utility Registrants incur expenses from transactions with the Generation affiliate as described in the footnotes to the table below. Such expenses are primarily recorded as Purchased power from affiliates and an immaterial amount recorded as Operating and maintenance expense from affiliates at the Utility Registrants:

	For the Years Ended December 31,
	2021	2020	2019
ComEd(a)	$376	$330	$369
PECO(b)	196	190	158
BGE(c)	236	315	289
PHI	366	367	353
Pepco(d)	270	279	264
DPL(e)	79	75	70
ACE(f)	17	13	19
__________
(a)ComEd has an ICC-approved RFP contract with Generation to provide a portion of ComEd’s electric supply requirements. ComEd also purchases RECs and ZECs from Generation.
(b)PECO receives electric supply from Generation under contracts executed through PECO’s competitive procurement process. In addition, PECO has a ten-year agreement with Generation to sell solar AECs.
(c)BGE receives a portion of its energy requirements from Generation under its MDPSC-approved market-based SOS and gas commodity programs.
(d)Pepco receives electric supply from Generation under contracts executed through Pepco's competitive procurement process approved by the MDPSC and DCPSC.
(e)DPL receives a portion of its energy requirements from Generation under its MDPSC and DEPSC approved market-based SOS commodity programs.
(f)ACE receives electric supply from Generation under contracts executed through ACE's competitive procurement process.

Related Party Transactions - BSC and PHISCO Service Companies [Table Text Block]
The following table presents the service company costs allocated to the Registrants:

	Operating and maintenance from affiliates			Capitalized costs
	For the years ended December 31,			For the years ended December 31,
	2021	2020	2019	2021	2020	2019
Exelon
BSC				$508	$531	$450
PHISCO				72	61	72
ComEd
BSC	304	283	263	207	186	148
PECO
BSC	169	150	149	81	76	88
BGE
BSC	189	170	157	92	132	126
PHI
BSC	168	152	139	128	149	88
PHISCO	—	—	—	72	61	72
Pepco
BSC	96	85	85	50	55	38
PHISCO	114	120	124	31	27	33
DPL
BSC	61	54	52	43	51	25
PHISCO	99	97	100	22	18	20
ACE
BSC	53	45	42	33	40	19
PHISCO	86	87	90	19	16	19

Related Party Transactions - Current Receivables From/Payables To Affiliates [Table Text Block]
The following tables present Current receivables from affiliates and Current payables to affiliates:
December 31, 2021

	Receivables from affiliates:
Payables to affiliates:	ComEd	PECO	BGE	Pepco	DPL	ACE	Generation	BSC	PHISCO	Other	Total
ComEd		$—	$—	$—	$—	$—	$41	$71	$—	$9	$121
PECO	—		—	—	—	—	30	36	—	4	70
BGE	—	—		—	—	—	4	41	—	3	48
PHI	—	1	—	—	—	1	—	5	—	9	16
Pepco	—	—	1		1	1	20	21	12	3	59
DPL	—	—	—	—		—	4	17	11	1	33
ACE	—	—	—	—	—		7	13	9	2	31
Generation	13	—	—	—	—	—		102	—	16	131
Other	3	—	—	—	—	—	11	—	—		14
Total	$16	$1	$1	$—	$1	$2	$117	$306	$32	$47	$523
December 31, 2020

	Receivables from affiliates:
Payables to affiliates:	ComEd	PECO	BGE	Pepco	DPL	ACE	Generation	BSC	PHISCO	Other	Total
ComEd		$—	$—	$—	$—	$—	$28	$59	$—	$9	$96
PECO	1		—	—	—	—	17	28	—	4	50
BGE	—	—		—	—	—	11	47	—	3	61
PHI	—	—	—	—	—	—	—	4	—	11	15
Pepco	2	—	1		—	—	13	25	14	—	55
DPL	1	—	—	—		—	3	21	10	1	36
ACE	—	—	—	—	—		6	15	9	1	31
Generation	13	—	—	—	—	—		72	—	22	107
Other	5	2	2	2	1	6	25	—	—		43
Total	$22	$2	$3	$2	$1	$6	$103	$271	$33	$51	$494

Related Party Transactions - Long Term Debt to Financing Trusts [Table Text Block]
The following table presents Long-term debt to financing trusts:

	As of December 31,
	2021			2020
	Exelon	ComEd	PECO	Exelon	ComEd	PECO
ComEd Financing III	$206	$205	$—	$206	$205	$—
PECO Trust III	81	—	81	81	—	81
PECO Trust IV	103	—	103	103	—	103
Total	$390	$205	$184	$390	$205	$184